Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2016
Non-controlling interests
Summary of non-controlling interests
	As of December 31, 2015	As of December 31, 2016
	(In thousands)
Weibo	$299,824	$394,303
Others	11,572	17,086

Total	$311,396	$411,389